Held-To-Maturity Securities - Additional Information (Detail)	12 Months Ended											1 Months Ended				6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 SZITIC Trust Co Ltd USD ($)	Dec. 31, 2012 SZITIC Trust Co Ltd CNY	Dec. 31, 2011 SZITIC Trust Co Ltd CNY	Dec. 31, 2012 SZITIC Trust Co Ltd Minimum USD ($)	Dec. 31, 2012 SZITIC Trust Co Ltd Minimum CNY	Dec. 31, 2012 SZITIC Trust Co Ltd Maximum USD ($)	Dec. 31, 2012 SZITIC Trust Co Ltd Maximum CNY	Feb. 28, 2012 Zhuhai USD ($) Y	Feb. 28, 2012 Zhuhai CNY Y	May 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd USD ($)	May 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd CNY	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Minimum USD ($)	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Minimum CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Minimum	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Maximum USD ($)	Dec. 31, 2012 Held-to-maturity Security SZITIC Trust Co Ltd Maximum CNY	Dec. 31, 2011 Held-to-maturity Security SZITIC Trust Co Ltd Maximum
Schedule of Held-to-maturity Securities [Line Items]
Investment in Held to Maturity														$ 14,445,996	90,000,000	100,000,000
Expected yield																3.00%			14.00%			19.50%
Percentage of total initial trust fund at establishment																60.00%
Investment maturity period																5 years
Investment Income	(981,872)	(6,117,163)	(8,218,001)	(648,106)										1,605,111	10,000,000
Estimated Fair Value of Investments							100,000,000	18,940,306	118,000,000	21,508,483	134,000,000						18,940,306	118,000,000		21,508,483	134,000,000
Investment In Time Deposit												16,051,107	100,000,000
Time Deposits Maximum Maturity Period												2	2
Interest Rate												4.40%	4.40%
Maturity Of Investment												Feb. 28, 2014	Feb. 28, 2014
Interest income	$ 13,835,217	86,194,786	102,202,930	136,097,898	$ 1,058,252	6,593,015	1,972,603